BUSINESS COMBINATION - ACQUISITION OF GAOQIAO BRANCH OF SAMC (Details) - CNY (¥) ¥ in Millions		12 Months Ended
	Jun. 01, 2016	Dec. 31, 2017	Dec. 31, 2016
Noncontrolling interest
Non-controlling interests		¥ 126,770	¥ 120,241
Gaoqiao Petrochemical Company Limited [member]
Noncontrolling interest
Proportion of ownership interests held by non-controlling interests		45.00%
Sinopec Assets Management Corporation ("SAMC") [member] | Gaoqiao Petrochemical Company Limited [member]
Noncontrolling interest
Non-controlling interests	¥ 2,137
Gaoqiao Petrochemical Company Limited [member]
Disclosure of detailed information about business combination [line items]
Proportion of voting rights held in subsidiary	55.00%
Gaoqiao Petrochemical Company Limited [member] | Sinopec Assets Management Corporation ("SAMC") [member]
Disclosure of detailed information about business combination [line items]
Investments in subsidiaries	¥ 100
Noncontrolling interest
Proportion of ownership interests held by non-controlling interests	45.00%